COST OF SALES - Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended	13 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure Of Cost Of Sales [Abstract]
Write-downs and provisions in relation to excess and obsolete inventories and biological assets	$ 5,483	$ 15,012
Charges for unabsorbed fixed overhead	$ 0	$ 0